EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

7 EARNINGS PER SHARE

	Six months ended 30 June
	2023	2022
Profit after tax attributable to equity shareholders (£m)	687	517
Basic weighted average number of shares (million)	9,234	9,235
Effect of dilutive potential shares (million)	30	—
Dilutive weighted average number of shares (million)	9,264	9,235
Basic earnings per share (pence)	7.4	5.6
Diluted earnings per share (pence)	7.4	5.6

Basic earnings per share for the six months ended 30 June 2022 has been adjusted retrospectively, as required by IAS 33 ‘Earnings per share’, to reflect the share structure of the Company resulting from the increase in the number of ordinary shares outstanding as a result of the demerger activities that took place in July 2022. As a result, basic earnings per share for the period ended 30 June 2022 has been calculated by dividing the profit attributable to shareholders by the Company’s weighted average number of shares in issue, with 9,234,573,831 shares outstanding upon the completion of the demerger activities.

Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares.